Shareholder Report, Holdings (Details) - ZEGA Buy and Hedge ETF	Apr. 30, 2026
State Street SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $220.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.90%
U.S. Treasury Bill, 7/9/2026, 3.63% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
U.S. Treasury Bill, 9/3/2026, 3.64% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
U.S. Treasury Bill, 8/6/2026, 3.63% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
U.S. Treasury Bill, 6/11/2026, 3.57% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
State Street SPDR S&P 500 ETF Trust, Expiration: 6/30/2026; Exercise Price: $640.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
State Street SPDR S&P 500 ETF Trust, Expiration: 9/18/2026; Exercise Price: $615.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%